CONSOLIDATED BALANCE SHEETS (USD $)	Jul. 31, 2013	Jul. 31, 2012
Assets
Buildings and improvements	$ 70,513,716	$ 68,160,718
Improvements to leased property	1,478,012	1,478,012
Fixtures and equipment	194,893	167,687
Land	6,067,805	6,067,805
Other	238,906	219,385
Construction in progress	487,934	72,467
Property, Plant and Equipment, Gross	78,981,266	76,166,074
Less accumulated depreciation and amortization	33,346,801	31,906,695
Property and equipment-net	45,634,465	44,259,379
Current Assets:
Cash and cash equivalents (Notes 10 and 11)	664,718	1,340,203
Marketable securities (Notes 1, 2 and 11)	50,326	226,397
Receivables (Notes 1, 7 and 11)	309,517	276,585
Income taxes refundable	325,072
Deferred income taxes (Notes 1 and 5)	676,000	599,000
Security deposits	257,975	217,022
Prepaid expenses	1,321,270	1,220,333
Total current assets	3,604,878	3,879,540
Other Assets:
Deferred charges (Notes 1 and 12)	3,806,743	3,594,846
Less accumulated amortization (Notes 1 and 12)	1,920,661	1,888,642
Net	1,886,082	1,706,204
Receivables (Notes 1, 7 and 11)	90,000	120,000
Security deposits	896,970	989,873
Unbilled receivables (Notes 1, 7 and 11)	2,172,269	2,214,540
Marketable securities (Notes 1, 2 and 11)	2,409,273	2,215,209
Total other assets	7,454,594	7,245,826
TOTAL ASSETS	56,693,937	55,384,745
Liabilities and Shareholders' Equity
Mortgages and term loan payable (Notes 4 and 11)	5,421,335	5,591,597
Note payable-related party (Notes 11 and 14)	1,000,000	1,000,000
Security deposits payable (Note 11)	579,709	743,894
Payroll and other accrued liabilities (Notes 1, 6 and 8)	59,683	28,457
Total long-term debt	7,060,727	7,363,948
Deferred Income Taxes (Notes 1 and 5)	3,684,000	3,282,000
Current Liabilities:
Accounts payable	57,668	85,083
Payroll and other accrued liabilities (Notes 1, 6 and 8)	2,033,923	1,483,944
Income taxes payable		79,362
Other taxes payable	5,118	4,287
Current portion of long-term debt (Notes 4 and 11)	170,262	158,662
Current portion of security deposits payable (Note 11)	257,975	217,022
Total current liabilities	2,524,946	2,028,360
Total liabilities	13,269,673	12,674,308
Shareholders' Equity:
Common stock, par value $1 each share (shares-5,000,000 authorized; 2,178,297 issued)	2,178,297	2,178,297
Additional paid in capital	3,346,245	3,346,245
Unrealized gain on available-for-sale securities - net of deferred taxes of $150,000 at July 31, 2013 and $110,000 at July 31, 2012. (Notes 1, 2, 5 and 11)	183,633	133,477
Retained earnings	39,003,941	38,340,270
Stockholders' Equity before Treasury Stock	44,712,116	43,998,289
Less common stock held in treasury, at cost - 162,517 shares at July 31, 2013 and July 31, 2012 (Note 13)	1,287,852	1,287,852
Total shareholders' equity	43,424,264	42,710,437
Commitments (Notes 6 and 7) and Contingencies (Note 15)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 56,693,937	$ 55,384,745